Vessels and drydock - Narrative (Details) $ in Millions	1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	14 Months Ended
	Jul. 31, 2018 USD ($) equipment	Sep. 30, 2019 USD ($) tanker	Nov. 30, 2018 USD ($) tanker	Jun. 30, 2021 USD ($) vessel tanker	Sep. 30, 2019 USD ($) tanker	Feb. 28, 2021 tanker	Dec. 31, 2020	Apr. 30, 2020 tanker	Jun. 30, 2019 tanker
Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Number of scrubbers						19
Percentage of equipment cost estimated to require replacement value of vessel				10.00%
Growth rate in freight rates				2.34%
Discount rate applied to cash flow projections				7.16%			7.24%
Average age of vessel				5 years 6 months
Number of vessels with fair value more than carrying value				15
Number of vessels with fair value less than carrying value				113
Number of right-of-use vessels not required to have valuations from third party brokers | vessel				3
Percentage increase in discount rate used in sensitivity analysis				1.00%
Sensitivity analysis, number of vessels impaired, increase in discount rate | vessel				0
Decrease in forecasted time charter rates				5.00%
Aggregate loss | $				$ 2.6
LR1
Disclosure of detailed information about property, plant and equipment [line items]
Sensitivity analysis, number of impaired vessels, decrease in time charter rate | vessel				5
Purchase and installation of scrubbers | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Number of scrubbers						11
Purchase and installation of scrubbers
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels			77	79		19
Exhaust Gas cleaning System
Disclosure of detailed information about property, plant and equipment [line items]
Total consideration to acquire property, plant, and equipment | $			$ 116.1		$ 146.6
Number of agreements			2
Exhaust Gas cleaning System | Option exercised
Disclosure of detailed information about property, plant and equipment [line items]
Total consideration to acquire property, plant, and equipment | $		$ 30.3
Number of vessels		7			7				14
Ballast Water Treatment Systems
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels with BWTS	55			50
Total consideration to acquire property, plant, and equipment | $	$ 36.2
Postpone purchase and installation of scrubbers
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels								19
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Number of scrubbers		98			98
Vessels | Property, plant and equipment not subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels | vessel				131
Vessels | Property, plant and equipment not subject to operating leases | LR1
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels | vessel				12